Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments and Hedging Activities
Foreign Exchange Risk

As deemed appropriate, the Company from time to time economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2025, the Company was not committed to any foreign currency forward contracts.
Interest rate swap agreement

As deemed appropriate, the Company from time to time uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. As at December 31, 2025, the Company was not committed to any interest rate swap agreements.

Forward freight agreements

As deemed appropriate, the Company from time to time uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains on derivative instruments in the Company's consolidated statements of income. As at December 31, 2025, the Company was not committed to any FFAs and no longer maintains restricted cash deposits relating to FFAs (note 20).

Tabular Disclosure

Realized and unrealized gains (losses) relating to interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized gain on derivative instruments in the Company’s consolidated statements of income as follows:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Realized gains (losses) relating to:
Interest rate swap agreement (1)	—	—	4,168
Forward freight agreements	—	—	(10)
	—	—	4,158

Unrealized losses relating to:
Interest rate swap agreement	—	—	(3,709)
	—	—	(3,709)
Total realized and unrealized gain on derivative instruments	—	—	449
(1)In June 2023, the Company terminated its interest rate swap agreement and received a $3.2 million cash payment, which was recognized as a realized gain on derivative instruments in the Company's consolidated statement of income for the year ended December 31, 2023.